Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of financial instruments
Summary of information about financial assets and liabilities measured at fair value

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements
Financial assets at fair value through profit or loss
Convertible loan receivable	—	—	—	—
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	4	4
Other minerals	—	—	—	—
Financial assets at fair value through other comprehensive loss
Equity securities
Publicly traded mining exploration and development companies
Precious metals	5,739	—	—	5,739
Other minerals	13,650	—	—	13,650
	19,389	—	4	19,393

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements
Financial assets at fair value through profit or loss
Convertible loan receivable	—	—	—	—
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	18	18
Other minerals	—	—	—	—
Financial assets at fair value through other comprehensive loss
Equity securities
Publicly traded mining exploration and development companies
Precious metals	9,537	—	—	9,537
Other minerals	24,264	—	—	24,264
	33,801	—	18	33,819

Schedule of the changes in the Level 3 investments

	2023	2022
	$	$
Balance – Beginning of year	18	6,952
Acquisitions	—	4,438
Warrants exercised	—	(117)
Acquisition of Tintic	—	(10,827)
Change in fair value – warrants exercised (i)	(14)	49
Change in fair value – expired (i)	—	(287)
Change in fair value – held at the end of the year (i)	—	(241)
Foreign exchange	—	51
Balance – End of year	4	18
(i)Recognized in the consolidated statements of loss under other income, net.